SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements of the Company and subsidiaries (collectively referred to as “the Group”) have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

a.   Basis of preparation of the financial statements

The consolidated financial statements, except for the consolidated statements of cash flows, are prepared on the accrual basis. The measurement basis used is historical cost, except for certain accounts which are measured using the basis mentioned in the relevant notes herein.

The consolidated statements of cash flows are prepared using the direct method and present the changes in cash and cash equivalents from operating, investing, and financing activities.

b.   Principles of consolidation

The consolidated financial statements consist of the financial statements of the Company and the subsidiaries over which it has control. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if and only if the Group has the power over the investee, exposure or rights, to variable returns from its involvement with the investee, and the ability to use its power over the investee to affect its returns.

The Group re-assesses whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control over the subsidiary. Assets, liabilities, income and expenses, of a subsidiary acquired or disposed of during the year are included in the consolidated statements of profit or loss and other comprehensive income from the date the Group gains financial control until the date the Group ceases to control the subsidiary.

Profit or loss and each component of other comprehensive income (“OCI”) are attributed to the equity holders of the Company and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance.

Intercompany balances and transactions have been eliminated in the consolidated financial statements.

In case of loss of control over a subsidiary, the Group:

•	derecognises the assets (including goodwill) and liabilities of the subsidiary at the carrying amounts on the date when it loses control;
•	derecognises the carrying amounts of any non-controlling interests of its former subsidiary on the date when it loses control;
•	recognises the fair value of the consideration received (if any) from the transaction, events, or condition that caused the loss of control;
•	recognises the fair value of any investment retained in the subsidiary at fair value on the date of loss of control; and
•	recognises any surplus or deficit in profit or loss that is attributable to the Group.

c.   Transactions with related parties

The Group has transactions with related parties. The definition of related parties used is in accordance with International Accounting Standards (“IAS”) 24, Related Party Disclosures. The party which is considered a related party is a person or entity that is related to the entity that is preparing its financial statements.

Key management personnel are identified as the persons having authority and responsibility for planning, directing and controlling the activities of the entity, directly or indirectly, including any director (whether executive or otherwise) of the Group. The related party status extends to the key management of the subsidiaries to the extent they direct the operations of subsidiaries with minimal involvement from the Company’s management.

d.   Business combinations

Business combination is accounted for using the acquisition method. The consideration transferred is measured at fair value, which is the aggregate of the fair value of the assets transferred, liabilities incurred or assumed and the equity instruments issued in exchange for control of the acquiree. For each business combination, non-controlling interest is measured at fair value or at the proportionate share of the acquiree’s identifiable net assets. The choice of measurement basis is made on a transaction-by-transaction basis. Acquisition-related costs are expensed as incurred. The acquiree’s identifiable assets and liabilities are recognised at their fair values at the acquisition date.

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognised for non-controlling interests, and any previous interest held, over the net identifiable assets acquired and liabilities assumed. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed, and reviews the procedures used to measure the amounts to be recognised at the acquisition date. If the re-assessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognised in profit or loss.

When the determination of consideration from a business combination includes contingent consideration, it is measured at its fair value on acquisition date. Contingent consideration is classified either as equity or a financial liability. Amounts classified as a financial liability are subsequently remeasured to fair value with changes in fair value recognised in profit or loss when adjustments are recorded outside the measurement period. Changes in the fair value of the contingent consideration that qualify as measurement-period adjustments are adjusted retrospectively, with corresponding adjustments made against goodwill. Measurement-period adjustments are adjustments that arise from additional information obtained during the measurement period, which cannot exceed one year from the acquisition date, about facts and circumstances that existed at the acquisition date.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Group shall report in its consolidated financial statements provisional amounts for the items for which the accounting is incomplete. During the measurement period, the Group shall retrospectively adjust the provisional amounts recognised at the acquisition date to reflect new information obtained about facts and circumstances that existed as of the acquisition date and, if known, would have affected the measurement of the amounts recognised as of that date.

In a business combination achieved in stages, the acquirer remeasures its previously held equity interest in the acquiree at its acquisition-date fair value and recognises the resulting gain or loss, if any, in profit or loss.

e.   Cash and cash equivalents

Cash and cash equivalents comprises cash on hand, cash in banks and all unrestricted time deposits with original maturities of three months or less at the time of placement.

Time deposits with maturities of more than three months but not more than one year are presented as part of “Other Current Financial Assets” in the consolidated statements of financial position.

f.   Investments in associated companies

An associate is an entity over which the Group (as investor) has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but does not include control or joint control over those operating policies. The considerations made in determining significant influence are similar to those necessary to determine control over subsidiaries.

The Group’s investments in its associates are accounted for using the equity method.

Under the equity method, the investment in an associate is initially recognised at cost. The carrying amount of the investment is adjusted to recognise changes in the investor’s share of the net assets of the associate since the acquisition date. On acquisition of the investment, any difference between the cost of the investment and the entity’s share of the net fair value of the investee’s identifiable assets and liabilities is accounted for as follows:

a.   Goodwill relating to an associate or a joint venture is included in the carrying amount of the investment and is neither amortized nor individually tested for impairment; and

b.   Any excess of the entity’s share of the net fair value of the investee’s identifiable assets and liabilities over the cost of the investment is included as income in the determination of the entity’s share of the associate or joint venture’s profit or loss in the period in which the investment is acquired.

The consolidated statements of profit or loss and other comprehensive income reflect the Group’s share of the results of operations of the associate. Any change in the other comprehensive income of the associate is presented as part of other comprehensive income. In addition, when there has been a change recognised directly in the equity of the associate, the Group recognises its share of the change in the consolidated statements of changes in equity. Unrealized gain and losses resulting from transactions between the Group and the associate are eliminated to the extent of the interest in the associate.

The Group determines at each reporting date whether there is any objective evidence that the investments in associated companies are impaired. If there is, the Group calculates and recognises the amount of impairment as the difference between the recoverable amount of the investments in the associated companies and their carrying value.

These assets are included in “Long-term Investments” in the consolidated statements of financial position.

g.   Trade and other receivables

Trade and other receivables are recognised initially at fair value and subsequently measured at amortized cost, less a loss allowance based on lifetime expected credit losses at each reporting date. The Group has established a credit provision methodology that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment. Receivables are written off in the year they are determined to be uncollectible.

h.   Inventories

Inventories consist of components, which are subsequently expensed upon use. Components represent telephone terminals, cables and other spare parts. Inventories also include Subscriber Identification Module (“SIM”) cards, handsets, wireless broadband modems and blank prepaid vouchers, which are expensed upon sale.

The costs of inventories consist of the purchase price, import duties, other taxes, transport, handling, and other costs directly attributable to their acquisition. Inventories are recognised at the lower of cost and net realizable value. Net realizable value is the estimate of selling price less the costs to sell.

Cost is determined using the weighted average method.

The amounts of any write-down of inventories below cost to net realizable value and all losses of inventories are recognised as an expense in the period in which the write-down or loss occurs. The amount of any reversal of any write-down of inventories, arising from an increase in net realizable value, is recognised as a reduction in the amount of general and administrative expenses in the year in which the reversal occurs.

Provision for obsolescence is primarily based on the estimated forecast of future usage of these inventory items.

i.    Prepaid expenses

Prepaid expenses are amortized over their future beneficial periods using the straight-line method.

j.    Assets held for sale

Assets (or disposal groups) are classified as held for sale when their carrying amount is to be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable. They are stated at the lower of carrying amount and fair value less costs to sell.

Assets that meet the criteria to be classified as held for sale are reclassified from property and equipment and depreciation on such assets is ceased.

k.   Intangible assets

Intangible assets mainly consist of software. Intangible assets are recognised if it is highly probable that the expected future economic benefits that are attributable to each asset will flow to the Group, and the cost of the asset can be reliably measured.

Intangible assets are stated at cost less accumulated amortization and impairment losses, if any. Intangible assets are amortized over their estimated useful lives. The Group estimates the recoverable value of its intangible assets. When the carrying amount of an intangible asset exceeds its estimated recoverable amount, the asset is written down to its estimated recoverable amount.

Intangible assets except goodwill are amortized using the straight-line method, based on the estimated useful lives of the intangible assets as follows:

Years
Software	3-6
License	3-20
Other intangible assets	1-30

Intangible assets are derecognised on disposal, or when no further economic benefits are expected, either from further use or from disposal. The difference between the carrying amount and the net proceeds received from disposal is recognised in the consolidated statements of profit or loss and other comprehensive income.

l.    Property and equipment

Property and equipment are stated at cost less accumulated depreciation and impairment losses, if any.

The cost of an item of property and equipment includes: (a) purchase price, (b) any costs directly attributable to bringing the asset to its location and condition, and (c) the initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located. Each part of an item of property and equipment with a cost that is significant in relation to the total cost of the item is depreciated separately.

Property and equipment are depreciated or amortized using the straight-line method based on the estimated useful lives of the assets as follows:

Years
Land rights	50
Buildings	15-40
Leasehold improvements	2-15
Switching equipment	3-15
Telegraph, telex and data communication equipment	5-15
Transmission installation and equipment	3-25
Satellite, earth station and equipment	3-20
Cable network	5-25
Power supply	3-20
Data processing equipment	3-20
Other telecommunication peripherals	5
Office equipment	2-5
Vehicles	4-8
Customer Premises Equipment (“CPE”) assets	4-5
Other equipment	2-5

Significant expenditures related to leasehold improvements are capitalized and depreciated over the lease term.

The depreciation method, useful life and residual value of an asset are reviewed at least at each financial year-end and adjusted, if appropriate. The residual value of an asset is the estimated amount that the Group would currently obtain from disposal of the asset, after deducting the estimated costs of disposal, if the asset is already of the age and in the condition expected at the end of its useful life.

Property and equipment acquired in exchange for a non-monetary asset or for a combination of monetary and non-monetary assets are measured at fair value unless, (i) the exchange transaction lacks commercial substance; or (ii) the fair value of neither the asset received nor the asset given up is measured reliably.

Major spare parts and standby equipment that are expected to be used for more than 12 months are recorded as part of property and equipment.

When assets are retired or disposed of, their cost and the related accumulated depreciation are derecognised from the consolidated statements of financial position and the resulting gains or losses on the disposal or sale of the property and equipment are recognised in the consolidated statements of profit or loss and other comprehensive income.

Certain computer hardware can not be used without the availability of certain computer software. In such circumstance, the computer software is recorded as part of the computer hardware. If the computer software is independent from its computer hardware, it is recorded as part of intangible assets.

The cost of maintenance and repairs is charged to the consolidated statements of profit or loss and other comprehensive income as incurred. Significant renewals and betterments are capitalized.

Property under construction is stated at cost until the construction is completed, at which time it is reclassified to the property and equipment account to which it relates. During the construction period until the property is ready for its intended use or sale, borrowing costs, which include interest expense and foreign currency exchange differences incurred on loans obtained to finance the construction of the asset, as long as it meets the definition of a qualifying asset are, capitalized in proportion to the average amount of accumulated expenditures during the period. Capitalization of borrowing cost ceases when the construction is completed and the asset is ready for its intended use or sale.

m.  Leases

In determining whether an arrangement is, or contains a lease, the Group performs an evaluation over the substance of the arrangement. A lease is classified as a finance lease or operating lease based on the substance, not the form of the contract. Finance lease is recognised if the lease transfers substantially all the risks and rewards incidental to the ownership of the leased asset.

Assets and liabilities under a finance lease are recognised in the consolidated statements of financial position at amounts equal to the fair value of the leased assets or, if lower, the present value of the minimum lease payments. Any initial direct costs of the Group are added to the amount recognised as assets.

Minimum lease payments are apportioned between the finance charge and the reduction of the outstanding liability. The finance charge is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability. Contingent rents are charged as expenses in the year in which they are incurred.

Leased assets are depreciated using the same method and based on the useful lives as estimated for directly acquired property and equipment. However, if there is no reasonable certainty that the Group will obtain ownership by the end of the lease terms, the leased assets are fully depreciated over the shorter of the lease terms and their economic useful lives.

Lease arrangements that do not meet the above criteria are accounted for as operating leases for which payments are charged as an expense on the straight-line basis over the lease period.

n.  Trade payables

Trade payables are obligations to pay for goods and/or services that have been acquired from suppliers in the ordinary course of business. Trade payables are classified as current liabilities if the payment is due within one year or less. If not, they are presented as non-current liabilities.

Trade payables are recognised initially at fair value and subsequently measured at amortized cost using the effective interest method.

o.   Borrowings

Borrowings are recognised initially at fair value, net of transaction costs incurred. Borrowings are subsequently carried at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognised in the consolidated statements of profit or loss and other comprehensive income over the period of the borrowings using the effective interest method.

Fees paid on obtaining loan facilities are recognised as transaction costs of the loan to the extent that it is probable that some or all of the facilities will be drawn down. In this case, the fee is deferred until the drawdown occurs. To the extent there is no evidence that it is probable that some or all of the facilities will be drawn down, the fee is capitalized as a prepayment for liquidity services and amortized over the period of the facilities to which it relates.

p.   Foreign currency translations

The functional currency and the reporting currency of the Group are both the Indonesian rupiah, except for the functional currency of Telekomunikasi Indonesia International Ltd., Hong Kong, Telekomunikasi Indonesia International Pte. Ltd., Singapore, Telekomunikasi Indonesia International Inc., USA, and Telekomunikasi Indonesia International S.A., Timor Leste whose functional currency is U.S. dollars, Telekomunikasi Indonesia International, Pty. Ltd., Australia whose functional currency is Australian dollars, and TS Global Network Sdn. Bhd. and Telekomunikasi Indonesia International Sdn. Bhd. whose functional currency is Malaysian ringgit. Transactions in foreign currencies are translated into Indonesian rupiah at the rates of exchange prevailing at transaction date. At the consolidated statements of financial position dates, monetary assets and liabilities denominated in foreign currencies are translated into Indonesian rupiah based on the buy and sell rates quoted by Reuters prevailing at the consolidated statements of financial position dates, as follows (in full amount):

	2017		2018
	Buy	Sell	Buy	Sell
United States dollar (“US$”) 1	13,565	13,570	14,375	14,385
Australian dollar (“AUD”) 1	10,592	10,598	10,157	10,167
Euro ("EUR") 1	16,231	16,242	16,432	16,446
Japanese yen ("JPY") 1	120.48	120.55	130.56	130.70
Malaysian ringgit ("MYR") 1	3,349	3,355	3,474	3,480

The resulting foreign exchange gain or losses, realized and unrealized, are credited or charged to the consolidated statements of profit or loss and other comprehensive income, except for foreign exchange differences incurred on borrowings during the construction of qualifying assets which are capitalized to the extent that the borrowings can be attributed to the construction of those qualifying assets (Note 2l).

For the purpose of reporting, the assets and liabilities of subsidiaries that functional currencies are different with the Group's functional currency are translated into Indonesian rupiah using the rate of exchange prevailing at that date, while revenues and expenses are translated into Indonesian rupiah at the average rates of exchange for the year. The resulting translation adjustments are reported as part of "Other Reserves" in the equity section of the consolidated statements of financial position.

q.   Revenue and expense recognition

Revenue from contract with customers

IFRS 15 establishes a comprehensive framework to determine how, when and how much revenue is to be recognised. The standard provides a single, principles-based five-step model for the determination and recognition of revenue to be applied to all contracts with customers. The standard also provides specific guidance requiring certain types of costs to obtain and/or fulfil a contract to be capitalized and amortized on a systematic basis that is consistent with the transfer to the customer of the goods or services to which the capitalized cost relates.

The Group adopted IFRS 15 as at January 1, 2018 using the modified retrospective method by recognising the cumulative effect of initially applying IFRS 15 as an adjustment to the opening balance of equity at January 1, 2018.

The Group has also elected to apply the following practical expedients on the transition date:

•	Completed contracts - the Group applied IFRS 15 only to customer contracts that had not been completed on January 1, 2018; and
•

Contract modifications - instead of applying a retrospective approach to quantify the cumulative effects of contract modifications from the time each modification was made; the Group aggregated the effects of all contract modifications that occured before January 1, 2018 in order to:

(i)identify satisfied and unsatisfied performance obligations;

(ii)determine the transaction price of the latest modified contract; and

(iii)allocate the transaction price to the satisfied and unsatisfied performance obligations as of January 1, 2018.

Moreover, the Group also elected to apply practical expedient to not account for the effect of financing component when the period between the payment for a promised good or service and the transfer for such good or service to the customer is less than one year, in adopting IFRS 15.

Below is the summary of the Group’s revenue recognition accounting policy for each revenue stream:

i.     Mobile

Revenue from mobile primarily comprises of revenue from cellular service which among others: telephone service, interconnection service, internet and data service and Short Messaging Services (“SMS”) service. Those services are offered on postpaid or prepaid basis, which for prepaid, the sales of starter packs (also known as SIM cards and start-up load vouchers) and pulse reload vouchers are recognised initially as contract liabilities. The Group recognise contract assets for provision of service from postpaid customers not yet billed.

All mobile services revenues are recognised  based on output method, either per actual usage or allowance unit used (if services sold in plan basis), because the customer simultaneously receives and consumes the benefits provided by the Group.

For services sold in bundled plan, total consideration is allocated to performance obligations based on stand-alone selling price for each of product and/or service. The Group estimated the stand-alone selling price using the price enacted if the services are sold on a  stand-alone basis. Most bundled plans sold by the Group only include services which are generally satisfied over the same period of time. Therefore the revenue recognition pattern is generally not impacted by the allocation.

As part of its marketing programme, the Group had a customer loyalty programme named “Telkomsel Poin”, which allows customers to accumulate points for every certain multiple of the telecommunication service usage. The points can be redeemed in the future for free or discounted products or services, provided that other qualifying conditions are achieved.

The consideration that is received is allocated between the telecommunication services and the points issued, with the consideration allocated to points that are equal to its fair value. The fair value of the points is determined according to historical information relating to the redemption rate of award points. The fair value of the points that are issued is deferred and recognised as revenue when the points are redeemed or have expired.

ii.    Consumer

Revenue from Consumer primarily comprises of revenue from telephone service, internet and data service and paid TV service. Those services are offered on postpaid basis which billed in in the following month. The contracts are offered as month to month contract.

All consumer services are recognised using the output method based on the customer's actual usage or time elapsed if the service sold as plan basis as the customer simultaneously receives and consumes the benefits provided by the Group.

The Group has a bundled services plan named “Indihome”. Under this bundled plan, the customer is allowed to subscribe to a combination of Consumer’s service (i.e. telephone, internet and data and paid TV). The Group allocates the total contract price to the distinct performance obligations based on the stand-alone selling price of each performance obligation. The Group estimates the stand-alone selling price using the price enacted if the services are sold on a stand-alone basis.

Customers may be required to pay an upfront fee at the commencement of the contract. The upfront fee is considered to be a material right because the customer is not required to pay an upfront fee when the customer renews the service beyond the original contract period. The Group values the renewal option in the amount of the consideration received from the upfront fee for the installation service. The Group defers the amount of renewal option and recognises it as revenue on a straight-line basis over the expected term of the customer relationships. The Group estimates the expected customer life based on the historical information and customer trends and updates the evaluation on an annual basis.

iii.   Enterprise

Revenue from Enterprise primarily comprises of revenue from providing telephone service, data and internet service, information technologies service, and other services (e.g. sales of peripherals, manage service, call center service, e-health, e-payment, and others.). Some of the contracts with enterprise customers are bespoke in nature.

Revenues from enterprise are recognised overtime using output method based on actual usage or time elapsed if the provision of service does not depend on usage (i.e. minute of voice, kilobyte of data, etc.), except for sales of goods which are recognised as a point in time, because the customer simultaneously receives and consumes the benefits provided by the Group. Revenues for performance obligations that are satisfied at a point in time is recognised when control of goods is transferred to the customer, typically when the customer has physical possession of the goods.

Some of the arrangements in enterprise are offered as bundled arrangements. For bundled arrangements, the product and/or service in the contract is accounted for as an individual performance obligation when it is separately identifiable from other promises in the contract and the customer can benefit from the product/service on its own. The total consideration is allocated to each distinct performance obligation that has been included in the contract, based on its stand-alone selling price. The stand-alone selling price is determined according to the observable prices at which individual product and/or service are sold separately, adjusted for market conditions and normal discounts as appropriate. Alternatively, when the observable prices are not available, the expected cost plus margin approach is used to determine the stand-alone selling prices.

Certain contracts with enterprise customers may give rise to variable consideration as the contract price depends on a future event (e.g. usage based contract or revenue-share based contract). In estimating the variable consideration, the Group is required to use either the expected value method or the most likely amount method based on the method that better predicts the amount of consideration to which it will be entitled. The Group determines that the most expected value method is the appropriate method to use in estimating the variable consideration for a  single contract with a large number of possible outcomes.

Before including any amount of variable consideration in the transaction price, the Group considers whether the amount of variable consideration is constrained. The Group determines that the estimates of variable consideration are not constrained based on its historical experience, business forecast and the current economic conditions and only includes variable consideration to the extent that it is highly probable that a significant reversal in the amount of cummulative revenue recognised will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

When another party is involved in providing products and/or services to a customer, the Group is the principal if it controls the specified products and/or services before those products and/or services are transferred to the customer. Revenues are recorded on the net amount that has been retained (the amount paid by the customer less the amount paid to the suppliers), when, in substance, the Group has acted as agent and earned commission from the suppliers of the products and/or services sold.

iv.   WIBS

Revenue from WIBS is mainly comprised of interconnections service for interconnection of other telecommunications carriers’ subscriber calls to the Group’s subscribers (incoming) and calls between other telecommunications carriers subscribers through the Group’s network (transit) and network service with other telecommunications carriers. All of these services are recognised based on output method using the basis of the actual recorded traffic for the month.

Some of the arrangements with WIBS customers contain a  significant financing component as the time between the recognition of revenue and cash receipt is expected to exceed one year. The Group is expected to have a significant financing component in contracts involving the provision indefeasible rights of use which have been paid up-front by the customers.

Incremental cost of obtaining/fulfilling contract with customers

The incremental costs of obtaining/fulfiling contracts with customers, which principally is comprised of sales commissions and contract fulfilment costs, are initially recognised on the statement of financial position. These costs are subsequently amortised on a systematic basis that is consistent with the period and pattern of transfer to the customer of the related products or services. Costs that do not qualify as costs of obtaining/fulfilling contract with customers are expensed as incurred or in accordance with other relevant standards.

Revenue from other sources

Revenue from other source’s comprise of revenue from telecommunication tower leases and other rental. Rental income is recognised on a straight-line basis over the lease term and is included in revenue in the statement of profit or loss due to its operating nature. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognised over the lease term on the same basis as rental income. Contingent rents are recognised as revenue in the period in which they are earned.

Accounting policy for revenue applied until December 31, 2017

i.    Cellular and fixed wireless telephone revenues

Revenues from postpaid service, which consist of usage and monthly charges, are recognised as follows:

•	Airtime and charges for value added services are recognised based on usage by subscribers; and
•	Monthly subscription charges are recognised as revenues when incurred by subscribers.

Revenues from prepaid service, which consist of the sale of starter packs (also known as SIM cards and start-up load vouchers) and pulse reload vouchers, are recognised initially as unearned income and recognised as revenue based on total of successful calls made and the value added services used by the subscribers or the expiration of the unused stored value of the voucher.

ii.    Fixed line telephone revenues

Revenues from usage charges are recognised as customers incur the charges. Monthly subscription charges are recognised as revenues when incurred by subscribers.

Revenues from fixed line installations are deferred and recognised as revenue on the straight-line basis over the expected term of the customer relationships. Based on reviews of historical information and customer trends, the Company determined the term of the customer relationships is 23 years.

iii.   Interconnection revenues

Revenues from network interconnection with other domestic and international telecommunications carriers are recognised monthly on the basis of the actual recorded traffic for the month. Interconnection revenues consist of revenues derived from other operators’ subscriber calls to the Group’s subscribers (incoming) and calls between subscribers of other operators through the Group’s network (transit).

iv.   Data, internet, and information technology services revenues

Revenues from data communication and internet are recognised based on service activity and performance which are measured by the duration of internet usage or based on the fixed amount of charges depending on the arrangements with customers.

Revenues from sales, installation and implementation of computer software and hardware, computer data network installation service and installation are recognised when the goods are delivered to customers or the installation takes place.

Revenue from computer software development service is recognised using the percentage-of-completion method.

v.    Network revenues

Revenues from network consist of revenues from leased lines and satellite transponder leases which are recognised over the period in which the services are rendered.

vi.   Other revenues

Revenues from sales of peripherals or other telecommunications equipments are recognised when delivered to customers.

Revenues from telecommunication tower leases are recognised on straight-line basis over the lease period in accordance with the agreement with the customers.

Revenues from other services are recognised when services are rendered to customers.

vii.  Multiple-element arrangements

Where two or more revenue-generating activities or deliverables are sold under a single arrangement, each deliverable that is considered to be a separate unit of accounting is accounted for separately. The total revenue is allocated to each separately identifiable component based on the relative fair value of each component and the appropriate revenue recognition criteria are applied to each component as described above.

viii. Agency relationship

Revenues from an agency relationship are recorded based on the gross amount billed to the customers when the Group acts as principal in the sale of goods and services. Revenues are recorded based on the net amount retained (the amount paid by the customer less amount paid to the suppliers) when, in substance, the Group has acted as agent and earned commission from the suppliers of the goods and services sold.

ix.   Customer loyalty programme

The Group operates a loyalty programme, which allows customers to accumulate points for every certain multiple of the telecommunication services usage. The points can be redeemed in the future for free or discounted products or services, provided other qualifying conditions are achieved.

Consideration received is allocated between the telecommunication services and the points issued, with the consideration allocated to the points equal to their fair value. Fair value of the points is determined based on historical information about redemption rate of award points. Fair value of the points issued is deferred and recognised as revenue when the points are redeemed or expired.

Expense

Expenses are recognised as they are incurred.

r.    Employee benefits

i.    Short-term employee benefits

All short-term employee benefits which consist of salaries and related benefits, vacation pay, incentives and other short-term benefits are recognised as expense on undiscounted basis when employees have rendered service to the Group.

ii.   Post-employment benefit plans and other long-term employee benefits

Post-employment benefit plans consist of funded and unfunded defined benefit pension plans, defined contribution pension plan, other post-employment benefits, post-employment health care benefit plan, defined contribution health care benefit plan and obligations under the Labor Law.

Other long-term employee benefits consist of Long Service Awards (“LSA”), Long Service Leave (“LSL”), and pre-retirement benefits.

The cost of providing benefits under post-employment benefit plans and other long-term employee benefits calculation is performed by an independent actuary using the projected unit credit method.

The net obligations in respect of the defined pension benefit plans and post-retirement health care benefit plan are calculated at the present value of estimated future benefits that the employees have earned in return for their service in the current and prior periods less the fair value of plan assets. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of Government bonds that are denominated in the currencies in which the benefits will be paid and that have terms to maturity approximating the terms of the related retirement benefit obligation. Government bonds are used as there are no deep markets for high quality corporate bonds.

Plan assets are assets owned by defined benefit pension plan and post-retirement health care benefits plan as well as qualifying insurance policy. The assets are measured at fair value as of reporting dates. The fair value of qualifying insurance policy is deemed to be the present value of the related obligations (subject to any reduction required if the amounts receivable under the insurance policies are not recoverable in full).

Remeasurement, comprising of actuarial gains and losses, the effect of the asset ceiling (excluding amounts included in net interest on the net defined benefit liability (asset)) and the return on plan assets (excluding amounts included in net interest on the net defined benefit liability (asset)) are recognised immediately in the consolidated statements of financial position with a corresponding debit or credit to retained earnings through OCI in the period in which they occur. Remeasurements are not reclassified to profit or loss in subsequent periods.

Past service costs are recognised immediately in profit or loss on the earlier of:

•	The date of plan amendment or curtailment; and
•	The date that the Group recognised restructuring-related costs.

Net interest is calculated by applying the discount rate to the net defined benefit liabilities or assets.

Gains or losses on curtailment are recognised when there is a commitment to make a material reduction in the number of employees covered by a plan or when there is an amendment of defined benefit plan terms such that a material element of future services to be provided by current employees will no longer qualify for benefits, or will qualify only for reduced benefits.

Gains or losses on settlement are recognised when there is a transaction that eliminates all further legal or constructive obligation for part or all of the benefits provided under a defined benefit plan (other than the payment of benefit in accordance with the program and included in the actuarial assumptions).

For defined contribution plans, the regular contributions constitute net periodic costs for the period in which they are due and, as such, are included in “Personnel Expenses” as they become payable.

iii.   Share-based payments

The Company operates an equity-settled, share-based compensation plan. The fair value of the employee’s services rendered which are compensated with the Company’s shares is recognised as an expense in the consolidated statements of profit or loss and other comprehensive income and credited to additional paid-in capital at the grant date.

iv.   Early retirement benefits

Early retirement benefits are accrued at the time the Group make a commitment to provide early retirement benefits as a result of an offer made in order to encourage voluntary redundancy. A commitment to a termination arises when, and only when a detailed formal plan for the early retirement cannot be withdrawn.

s.   Income tax

Current and deferred income taxes are recognised as income or expense and included in the consolidated statements of profit or loss and other comprehensive income, except to the extent that the tax arises from a transaction or event which is recognised directly in equity, in which case, the tax is recognised directly in equity.

Current tax assets and liabilities are measured at the amount expected to be recovered or paid using the tax rates and tax laws that have been enacted at each reporting date. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. Where appropriate, management establishes provisions based on the amounts expected to be paid to the Tax Authorities.

The Group recognises deferred tax assets and liabilities for temporary differences between the financial and tax bases of assets and liabilities at each reporting date. The Group also recognises deferred tax assets resulting from the recognition of future tax benefits, such as the benefit of tax losses carried forward to the extent their future realization is probable. Deferred tax assets and liabilities are measured using enacted or substantively enacted tax rates and tax laws at each reporting date which are expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The carrying amount of deferred tax asset is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable income will be available to allow the benefit of part or all of that deferred tax asset to be utilized. Tax deduction from the reversal of deferred tax assets is excluded from the estimation of future taxable income.

Deferred tax assets and liabilities are offset in the consolidated statements of financial position, except if these are for different legal entities, in the same manner the current tax assets and liabilities are presented.

Amendment to taxation obligation is recorded when an assessment letter (“Surat Ketetapan Pajak” or “SKP”) is received or, if appealed against, when the results of the appeal are determined. The additional taxes and penalty imposed through SKP are recognised in the current year profit or loss, unless objection/appeal is taken. The additional taxes and penalty imposed through SKP are deferred as long as they meet the asset recognition criteria.

Indonesian tax regulations impose final tax on several types of transactions based on the gross value of the transaction. Therefore, such transaction remains subject to tax even though the taxpayer incurred a loss on the transaction.

Final income tax on construction services and lease is presented as part of “Other Expenses”.

t.    Financial instruments

The Group classifies financial instruments into financial assets and financial liabilities. A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

i.    Financial assets

Initial recognition and measurement

Financial assets are classified, at initial recognition, and subsequently measured at amortised cost, fair value through OCI (“FVTOCI”), and fair value through profit or loss (“FVTPL”).

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient, the Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at FVTPL, transaction costs. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15.

In order for a financial asset to be classified and measured at amortised cost or FVTOCI, it needs to give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding. This assessment is referred to as the solely payments of principal and interest test and is performed at an instrument level.

The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the market place (regular way trades) are recognised on the trade date, i.e., the date that the Group commits to sell the asset.

Subsequent measurement

For purposes of subsequent measurement, financial assets are classified in four categories:

a.	Financial assets at amortised cost (debt instruments)

This category is the most relevant to the Group. The Group measures financial assets at amortised cost if both of the following conditions are met:

•	The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows; and
•	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortised cost are subsequently measured using the effective interest rate (“EIR”) method and are subject to impairment. Gains and losses are recognised in profit or loss when the asset is derecognised, modified or impaired. The Group’s financial assets at amortised cost consist of cash and cash equivalents, other current financial assets, trade and other receivables, and other non-current assets (long-term trade receivables and restricted cash).

b.	Financial assets at FVTOCI with recycling of cumulative gains and losses (debt instruments)

The Group measures debt instruments at FVTOCI if both of the following conditions are met:

•	The financial asset is held within a business model with the objective of both holding to collect contractual cash flows and selling; and
•	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

For debt instruments at FVTOCI, interest income, foreign exchange revaluation and impairment losses or reversals are recognised in the statement of profit or loss and computed in the same manner as for financial assets measured at amortised cost. The remaining fair value changes are recognised in OCI. Upon derecognition, the cumulative fair value change recognised in OCI is recycled to profit or loss.

The Group’s debt instruments at FVTOCI primarily consist of other current financial assets.

c.	Financial assets designated at FVTOCI with no recycling of cumulative gains and losses upon derecognition (equity instruments)

Upon initial recognition, the Group can elect to classify irrevocably its equity investments as equity instruments designated at FVTOCI when they meet the definition of equity under IAS 32, Financial Instruments: Presentation and are not held for trading. The classification is determined on an instrument-by-instrument basis. Gains and losses on these financial assets are never recycled to profit or loss. Dividends are recognised as other income in the statement of profit or loss when the right of payment has been established, except when the Group benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in OCI. Equity instruments designated at FVTOCI are not subject to impairment assessment. There’s no equity investments elected under this category as of December 31, 2017 and 2018.

d.	Financial assets at FVTPL

Financial assets at FVTPL include financial assets held for trading, financial assets designated upon initial recognition at FVTPL, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured at FVTPL, irrespective of the business model. Notwithstanding the criteria for debt instruments to be classified at amortised cost or at FVTOCI, as described above, debt instruments may be designated at FVTPL on initial recognition if doing so eliminates, or significantly reduces, an accounting mismatch.

Financial assets at FVTPL are carried in the statement of financial position at fair value with net changes in fair value recognised in the statement of profit or loss.

Expected credit losses (“ECL”)

The Group recognises an allowance for ECL for all debt instruments not held at FVTPL. ECL are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

ECL are recognised in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECL are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

For trade receivables and contract assets, the Group applies a simplified approach in calculating ECL. Therefore, the Group does not track changes in credit risk, but instead recognises a loss allowance based on lifetime ECL at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

For debt instruments at FVTOCI, the Group applies the low credit risk simplification. At every reporting date, the Group evaluates whether the debt instrument is considered to have low credit risk using all reasonable and supportable information that is available without undue cost or effort. In making that evaluation, the Group reassesses the external credit rating of the debt instrument. In addition, the Group considers that there has been a significant increase in credit risk when contractual payments are more than 30 days past due.

The Group’s debt instruments at FVTOCI comprise solely of quoted bonds that are graded in the top investment category (Very Good and Good) by the Good Credit Rating Agency and, therefore, are considered to be low credit risk investments. It is the Group’s policy to measure ECL on such instruments on a 12-month basis. However, when there has been a significant increase in credit risk since origination, the allowance will be based on the lifetime ECL. The Group uses the ratings from the Good Credit Rating Agency both to determine whether the debt instrument has significantly increased in credit risk and to estimate ECL.

The Group considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. Trade receivables is written off when there is low possibility of recovering the contractual cash flow, after all collection efforts have been done and have been fully provided for allowance.

ii.    Financial liabilities

Initial recognition and measurement

The Group classifies its financial liabilities as:

(i)	financial liabilities at FVTPL or
(ii)	financial liabilities measured at amortized cost.

The Group’s financial liabilities include trade and other payables, accrued expenses, interest-bearing loans, other borrowings and other liabilities. Interest-bearing loans consist of short-term bank loans, two-step loans, bonds and notes, long-term bank loans and obligations under finance leases.

Subsequent measurement

The measurement of financial liabilities depends on their classification, as described below:

a.	Financial liabilities at FVTPL

Financial liabilities at FVTPL include financial liabilities held for trading and financial liabilities designated upon initial recognition as at FVTPL. Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered into by the Group that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments. No financial liabilities were categorized at FVTPL as of December 31, 2017 and 2018.

Gains or losses on liabilities held for trading are recognised in the statement of profit or loss.

Financial liabilities designated upon initial recognition at FVTPL are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied. The Group has not designated any financial liability as at FVTPL.

b.	Financial liabilities measured at amortized cost

This is the category most relevant to the Group. After initial recognition, interest-bearing loans and other borrowings are subsequently measured at amortised cost using the EIR method. Gains and losses are recognised in profit or loss when the liabilities are derecognised as well as through the EIR amortisation process. Amortised cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortisation is included as finance costs in the statement of profit or loss. This category generally applies to interest-bearing loans and other borrowings. For more information, refer to Note 19 Long-Term Loans and Other Borrowings.

iii.   Offsetting financial instruments

Financial assets and liabilities are offset and the net amount is reported in the consolidated statements of financial position when there is a legally enforceable right to offset the recognised amounts and there is an intention to settle them on a net basis, or realize the assets and settle the liabilities simultaneously. The right of set-off must not be contingent on a future event and must be legally enforceable in all of the following circumstances:

(i)	the normal course of business;
(ii)	the event of default; and
(iii)	the event of insolvency or bankruptcy of the Group and all of the counterparties.

iv.   Derecognition of financial instruments

The Group derecognises a financial asset when the contractual rights to the cash flows from the financial asset expire, or when the Group transfers substantially all the risks and rewards of ownership of the financial asset.

The Group derecognises a financial liability when the obligation specified in the contract is discharged or cancelled or has expired.

v.    Hedge Accounting

The group does not apply hedge accounting.

u.   Treasury stock

Reacquired Company shares of stock are accounted for at their reacquisition cost and classified as “Treasury Stock” and presented as a deduction in equity. The cost of treasury stock sold/transferred is accounted for using the weighted average method. The portion of treasury stock transferred for employee stock ownership program is accounted for at its fair value at grant date. The difference between the cost and the proceeds from the sale/transfer of treasury stock is credited to “Additional Paid-in Capital”.

v.   Dividends

Dividend for distribution to the stockholders is recognised as a liability in the consolidated financial statements in the year in which the dividend is approved by the stockholders. The interim dividend is recognised as a liability based on the Board of Directors’ decision supported by the approval from the Board of Commissioners.

w.   Basic and diluted earnings per share and per ADS

Basic earnings per share is computed by dividing profit for the year attributable to owners of the parent company by the weighted average number of shares outstanding during the year. Income per ADS is computed by multiplying the basic earnings per share by 100, the number of shares represented by each ADS.

The Company does not have potentially dilutive financial instruments.

x.   Segment information

The Group’s segment information is presented based upon identified operating segments. An operating segment is a component of an entity: a) that engages in business activities from which it may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the same entity); b) whose operating results are regularly reviewed by the Group’s Chief Operating Decision Maker ("CODM") i.e., the Directors, to make decisions about resources to be allocated to the segment and assess its performance; and c) for which discrete financial information is available.

y.   Provisions

Provisions are recognised when the Group has present obligations (legal or constructive) arising from past events and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligations and the amount can be measured reliably.

Provisions for onerous contracts are recognised when the contract becomes onerous for the lower of the cost of fulfilling the contract and any compensation or penalties arising from failure to fulfill the contract.

z.   Impairment of non-financial assets

At the end of each reporting period, the Group assesses whether there is an indication that an asset may be impaired. If such indication exists, the recoverable amount is estimated for the individual asset. If it is not possible to estimate the recoverable amount of the individual asset, the Group determines the recoverable amount of the Cash-Generating Unit (“CGU”) to which the asset belongs (“the asset’s CGU”).

The recoverable amount of an asset (either individual asset or CGU) is the higher of the asset’s fair value less costs to sell and its value in use (“VIU”). Where the carrying amount of the asset exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. In assessing the value in use, the estimated net future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

In determining fair value less costs to sell, recent market transactions are taken into account, if available. If no such transactions can be identified, the Group uses an appropriate valuation model to determine the fair value of the asset. These calculations are corroborated by valuation multiples or other available fair value indicators.

Impairment losses of continuing operations are recognised in profit or loss as part of “Depreciation and Amortization” in the consolidated statements of profit or loss and other comprehensive income.

At the end of each reporting period, the Group assesses whether there is any indication that previously recognised impairment losses for an asset, other than goodwill, may no longer exist or may have decreased. If such indication exists, the recoverable amount is estimated. A previously recognised impairment loss for an asset, other than goodwill, is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognised. The reversal is limited such that the carrying amount of the asset does not exceed its recoverable amount, nor exceeds the carrying amount that would have been determined, net of depreciation, had no impairment been recognised for the asset in prior periods. Reversal of an impairment loss is recognised in profit or loss.

Goodwill is tested for impairment annually and when circumstances indicate that the carrying value may be impaired. Impairment is determined for goodwill by assessing the recoverable amount of each CGU (or group of CGUs) to which the goodwill relates. When the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognised. Impairment loss relating to goodwill can not be reversed in future periods.

aa.  Changes in accounting policy and disclosures

The Group has applied IFRS 9 modified retrospective approach on the required effective date, January 1, 2018. The 2018 opening balances have been adjusted, but the previous periods have not been restated. Some of the key changes that impacted the Group include the following:

a.Classification and measurement

Under IFRS 9, the Group classifies its financial assets as at amortized cost, at FVTPL, and at FVTOCI. Previously under IAS 39, its classified as loan and receivables and available for sale. The classification is based on two criteria: the Group’s business model for managing the assets; and whether the instruments’ contractual cash flows represent solely payments of principal and interest on the principal amount outstanding.

The assessment of the Group’s business model was made as of the date of initial application, January 1, 2018, and then applied retrospectively to those financial assets that were not derecognised before January 1, 2018. The assessment of whether contractual cash flows on debt instruments are solely payments of principal and interest was made based on the facts and circumstances as at the initial recognition of the assets.

The classification and measurement requirements of IFRS 9 have an impact on some of the Group’s available for sale financial assets as they have to be measured at FVTPL as the instruments’ contractual cash flow does not represent solely payments of principal and interest. The Group continued measuring at amortised cost for all financial assets previously classified as loans and receivables under IAS 39.

The table below illustrates the classification and measurement of financial assets under IFRS 9 and IAS 39 at the date of initial application, January 1, 2018:

	Original	New
	measurement	measurement
	category under	category under
	IAS 39	IFRS 9
Cash and cash equivalents	Loans and receivables	Amortised cost
Trade and other receivables	Loans and receivables	Amortised cost
Convertible bonds	Available for sale	FVTPL
Debt instruments	Available for sale	FVTOCI
Long term investments	Available for sale	FVTPL

b.Impairment

The adoption of IFRS 9 has fundamentally changed the Group’s accounting for impairment losses for financial assets by replacing IAS 39’s incurred loss approach with a forward-looking ECL approach. IFRS 9 requires the Group to recognise an allowance for ECL for all debt instruments not held at FVTPL and contract assets.

The table below is reconciliation of the ending impairment allowance under IAS 39 and IFRS 9 at the date of initial application, January 1, 2018:

	Original carrying	Remeasurement	New carrying amount
	amount under IAS 39	under IFRS 9	under IFRS 9
Cash and cash equivalents	—	(4)	(4)
Trade and other receivables	(4,335)	(185)	(4,520)
Contract assets	—	(34)	(34)

The Group has adopted IFRS 15 from January 1, 2018 using the modified retrospective approach, which means the Group elected not to restate comparative figures but any adjustments to the carrying amounts at transition date were recognised in the opening balance of retained earnings, other reserves and non-controlling interest. Some of the key changes that impacted the Group include the following:

•

Based on the new requirements under IFRS 15, contract assets and contract liabilities have been added as new lines in the consolidated statements of financial position. Previously, contract assets were reported as trade receivables and contract liabilities were reported as unearned income.

•

Contract costs that consist of costs to obtain and fulfill the contract have been added as new line in the consolidated statement of financial position. Previously, these contract costs were expensed as incurred or amortised with systematic basis that is inconsistent with the recognition of related revenue.

•	Revenues from contracts with customers which measured under IFRS 15 are separately presented from revenues from other sources.

In the transition date of the standard, the application of variable consideration and timing of revenue recognition principle results in the Group recognising an increase in retained earnings as the amount of revenue recognised for the completed performance obligation under IFRS 15 is greater than the revenue recognised under the previous revenue standard. In return, the Group recognises contract assets as the Group’s right to consideration in exchange for the completed performance obligation. The contract assets are subsequently reclassified as trade receivables when the consideration becomes unconditional.

The Group also recognises capitalisation of incremental costs of obtaining and fulfilling the contracts with customers. In contrast to the previous standards that required the Group to expense these costs as incurred, the capitalised contract costs are now amortised on a consistent basis with the transfer to the customer of the goods or services to which the contract costs relate.

The effect of adopting IFRS 9 & 15 was, as follows:

IFRS 9 & 15
adjustment
STATEMENT OF FINANCIAL POSITION
ASSETS
Cash and cash equivalents	(4)
Trade and other receivables	(1,507)
Contract assets	1,311
Contract costs	1,096
Other current assets	(666)
Long-term investments	69
Deferred tax assets	(82)
Other non-current assets	27

LIABILITIES
Contract liabilities	68
Deferred tax liabilities	(82)

EQUITY
Retained earnings	315
Other reserves	(27)
Non-controlling interests	(30)

The impact of the changes to the current year financial statements is as follow:

	Previous standards	IFRS 9 & 15	New standards
	December 31, 2018	adjustment	December 31, 2018
STATEMENT OF FINANCIAL POSITION
ASSETS
Cash and cash equivalents	17,439	(4)	17,435
Other current financial assets	1,304	10	1,314
Trade and other receivables	12,141	(2,213)	9,928
Contract assets	—	1,560	1,560
Contract costs - current portion	—	924	924
Other current assets	7,982	(702)	7,280
Long-term investments	2,472	190	2,662
Contract costs - non-current portion	—	320	320
Deferred tax assets	2,504	(27)	2,477
Other non-current assets	9,672	(18)	9,654

LIABILITIES
Unearned income - current portion	5,190	(5,190)	—
Contract liabilities - current portion	—	5,252	5,252
Unearned income - non-current portion	652	(652)	—
Contract liabilities - non-current portion	—	652	652
Deferred tax liabilities	1,252	(55)	1,197
Long-term loans and other borrowings	33,748	(5)	33,743

EQUITY
Retained earnings	91,396	92	91,488
Other reserves	304	17	321
Non-controlling interests	18,338	(71)	18,267

STATEMENT OF PROFIT OR LOSS
Revenues	130,784	4	130,788
Operation, maintenance and telecommunication service expenses	(43,791)	(102)	(43,893)
Marketing expenses	(4,214)	213	(4,001)
General and administrative expenses	(6,137)	(457)	(6,594)
Gain on foreign exchange - net	68	3	71
Other income	1,752	(7)	1,745
Other expenses	(750)	70	(680)
Finance costs	(3,507)	(16)	(3,523)
Income tax expenses	(9,426)	60	(9,366)

OCI
Foreign currency translation	146	2	148
Net gain on available-for-sale	(10)	10	—

The change in new accounting standards did not have material impact on the Group’s consolidated statements of cash flows and the basic and diluted EPS.

ab.  Critical accounting estimates and assumptions

Estimates and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The Group makes estimates and assumptions concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are addressed below.

i.     Retirement benefits

The present value of the retirement benefit obligations depends on a number of factors that are determined on an actuarial basis using a number of assumptions. The assumptions used in determining the net cost (income) for pensions include the discount rate and return on investment. Any changes in these assumptions will impact the carrying amount of the retirement benefit obligations.

The Group determines the appropriate discount rate at the end of each reporting period. This is the interest rate that should be used to determine the present value of estimated future cash outflows expected to be required to settle the obligations. In determining the appropriate discount rate, the Group considers the interest rates of Government bonds that are denominated in the currency in which the benefits will be paid and that have terms to maturity approximating the terms of the related retirement benefit obligations.

The Group determines the appropriate discount rate at the end of each reporting period. This is the interest rate that should be used to determine the present value of estimated future cash outflows expected to be required to settle the obligations. In determining the appropriate discount rate, the Group considers the interest rates of Government bonds that are denominated in the currency in which the benefits will be paid and that have terms to maturity approximating the terms of the related retirement benefit obligations.

If there is an improvement in the ratings of such Government bonds or a decrease in interest rates as a result of improving economic conditions, there could be a material impact on the discount rate used in determining the post-employment benefit obligations.

Other key assumptions for retirement benefit obligations are based in part on current market conditions. Additional information is disclosed in Notes 31 and 32.

ii.    Useful lives of property and equipment

The Group estimates the useful lives of its property and equipment based on expected asset utilization, considering strategic business plans, expected future technological developments and market behavior. The estimates of useful lives of property and equipment are based on the Group’s collective assessment of industry practice, internal technical evaluation and experience with similar assets.

The Group reviews its estimates of useful lives at least each financial year-end and such estimates are updated if expectations differ from previous estimates due to changes in expectation of physical wear and tear, technical or commercial obsolescence and legal or other limitations on the continuing use of the assets. The amounts of recorded expenses for any year will be affected by changes in these factors and circumstances. A change in the estimated useful lives of the property and equipment is a change in accounting estimates and is applied prospectively in profit or loss in the period of the change and future periods.

Details of the nature and carrying amounts of property and equipment are disclosed in Note 12.

iii.   Credit loss provision for financial asset

For trade receivables and contract assets, the Group applies a simplified approach in calculating ECL. Therefore, the Group does not track changes in credit risk, but instead recognises a loss allowance based on lifetime ECL at each reporting date. The Group has established a credit provision methodology that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

For time deposits and debt instruments at FVTOCI, the Group evaluates whether the time deposits or debt instrument are considered to have low credit risk using all reasonable and supportable information that is available without undue cost or effort. In making that evaluation, the Group reassesses the external credit rating of the instrument. In addition, the Group considers that there has been a significant increase in credit risk when contractual payments are more than 30 days past due.

iv.   Revenue

a.	Critical judgements in determining the performance obligation, timing of revenue recognition and revenue classification

The Group provides services to enterprise customer that are bespoke in nature. Bespoke products consist of various goods and/or services bundled together in order to provide integrated solution services to customers. In addition to the bespoke service, Group also provide multiple standard product as bundling product in contract with customer. Significant judgment is required in determining the number and nature of distinct performance obligations promised to customers in those contracts. The number and nature of distinct performance obligations will determine the timing of revenue recognition for such contract.

The Group reviews the determination of  performance obligations on a contract-by-contract basis or by group of contracts if the products are standardized. When a contract consisting of several goods and/or service is assessed to have one performance obligations, the Group applies a single method of measuring progress for the performance obligation based on the measurement method that best depicts the economics of the contract, which in most cases is over time.

The Group also presents the revenue classification using consistent approach. When a contract consisting of several goods and/or service is assessed to represent a single performance obligation, the Group presents that performance obligations in one financial statement line items which best represent the main service of the Group, which in most cases is the internet, data communication and information technology services.

b.	Critical judgements in determining the stand-alone selling price

The Group provides wide array of products related to telecommunication and technology. To determine the stand-alone selling price for goods and/or services that do not have any readily available observable price, the Group uses the expected cost-plus margin approach.

Significant judgment is required in determining the margin for each contract that contains goods and/or services with an unobservable price. The Group currently determines the appropriate margin based  on historical achievement and information from an independent party.

v.    Income taxes

Significant judgment is required in determining the provision for income taxes. There are many transactions and calculations for which the ultimate tax determination is uncertain. The Group recognises liabilities for anticipated tax audit issues based on estimates of whether additional taxes will be due. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the current and deferred income tax assets and liabilities in the year in which such determination is made. Details of the nature and carrying amounts of income tax are disclosed in Note 30.